Summary of Significant Accounting Policies - Summary of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 109,256	$ 15,571
Restricted cash included in Other long-term assets	389	415
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 109,645	$ 15,986	$ 24,531